WILLIAM BLAIR FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JULY 1, 2015

The information below supplements the Summary Prospectus of the William Blair Global Leaders Fund.

Effective January 1, 2016, Andrew G. Flynn and Kenneth J. McAtamney, each a Partner of William Blair Investment Management, LLC, will co-manage the William Blair Global Leaders Fund.

Dated: October 27, 2015

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Summary Prospectus for future reference.